Offerings - Offering: 1	Aug. 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,020,685,304
Fee Rate	0.01381%
Amount of Registration Fee	$ 140,956.64
Offering Note

(1)	Title of each class of securities to which transaction applies: Bowhead Specialty Holdings Inc. (the “Company”) common stock, par value $0.01 per share (the “Company Common Stock”).
(2)
Aggregate number of securities to which transaction applies: The number of shares of Company Common Stock to which this transaction applies is estimated, as of July 31, 2026, to be 30,020,156, which consists of (i) 28,242,986 shares of Company Common Stock, other than Company Common Stock held by American Family Mutual Insurance Company and its subsidiaries, entitled to receive the merger consideration of $34.00 per share, (ii) 1,420,291 shares of Company Common Stock subject to outstanding Company RSUs, entitled to receive the merger consideration of $34.00 per share (“RSUs”) and (iii) 356,879 shares of Company Common Stock subject to Company PSUs, entitled to receive the merger consideration of $34.00 per share (assuming maximum performance) (“PSUs”).

(3)
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated as an amount equal to (i) 28,242,986 shares of Company Common Stock, multiplied by $34.00, the per share merger consideration, (ii) 1,420,291 RSUs, multiplied by $34.00, the per share merger consideration and (iii) 356,879 PSUs, multiplied by $34.00, the per share merger consideration.

(4)	The filing fee was calculated in accordance with Rule 0-11 under the Securities and Exchange Act of 1934, as amended, by multiplying the transaction value by 0.00013810.